_______________________________________________________________________________
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         FS VARIABLE SEPARATE ACCOUNT

              Supplement to the Prospectuses Dated April 30, 2012

                           Polaris Variable Annuity
                          Polaris II Variable Annuity
                        Polaris Choice Variable Annuity
_______________________________________________________________________________

Effective on or about January 14, 2013, the investment manager of the Emerging Markets Variable Portfolio changed from Putnam Investment Management, LLC to J.P. Morgan Investment Management Inc., as follows:

UNDERLYING FUNDS:        MANAGED BY:
Emerging Markets         J. P. Morgan Investment Management Inc.




Date: January 14, 2013



                Please keep this Supplement with your Prospectus